GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 27, 2014	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Changes in net carrying amount of goodwill
Goodwill, Beginning Balance		$ 751.1	$ 764.4
Divestiture			(3.5)
Acquisition adjustments		7.4		(0.2)
Translation adjustments		(36.9)		(9.6)
Goodwill, Ending Balance		721.6	751.1	764.4
Impairment of goodwil		0
Intangible Assets, Net (Excluding Goodwill).
Impairment of indefinite-lived intangible assets	3.0	3.0		7.0
Indefinite-lived intangible assets, carrying value		7.9	10.9
Pressure-sensitive Materials
Changes in net carrying amount of goodwill
Goodwill, Beginning Balance		334.4
Acquisition adjustments		0.4
Translation adjustments		(28.2)		(3.9)
Goodwill, Ending Balance		306.6		338.3
Retail Branding and Information Solutions
Changes in net carrying amount of goodwill
Goodwill, Beginning Balance		416.7
Acquisition adjustments		7.0		(0.2)
Translation adjustments		(8.7)		(5.7)
Goodwill, Ending Balance		415.0		422.6
Accumulated impairment losses		820	820
Vancive Medical Technologies
Changes in net carrying amount of goodwill
Goodwill, Ending Balance		0
Other specialty converting businesses
Changes in net carrying amount of goodwill
Goodwill, Beginning Balance			3.5
Divestiture			$ (3.5)